DEBTS PAYABLE AND SENIOR SECURED NOTES	12 Months Ended
Dec. 31, 2024
DEBTS PAYABLE AND SENIOR SECURED NOTES
DEBTS PAYABLE AND SENIOR SECURED NOTES

13.    DEBTS PAYABLE AND SENIOR SECURED NOTES

As of December 31, 2024 and December 31, 2023, the Company’s total debts payable consisted of the following:

Debts payable
As of January 1, 2023	$480,206
Discounted as of December 31, 2022	598
Debt issuance costs	(1,000)
Debt issuance costs amortized	2,341
Debt issued	66,245
Construction financing	2,024
Senior secured notes premium amortized	(3,018)
Less: extinguishment related to sale of Arizona business	(22,505)
Less: repayment	(52,029)
Less: discounted to fair value	(199)
As of December 31, 2023	472,663
Discounted as of December 31, 2022	199
Senior secured notes premium amortized	(2,867)
Senior secured notes discount	(24,486)
Senior secured notes discount amortized	7,696
Debt issuance costs	(57,188)
Debt issuance costs amortized	14,321
Debt issued	60,583
Construction financing	(38,205)
Less: repayment	(22,242)
Total debts payable as of December 31, 2024	410,474
Total accrued interest payable related to debts payable as of December 31, 2024	$6,881

The details of total debts payable are as follows:

December 31, 2024
Total debt
Total debts payable, undiscounted	$179,992
Senior secured notes, undiscounted	293,250
Total debt obligations	473,242
Less: Unamortized debt issuance costs	(40,092)
Less: Unamortized debt discount	(16,791)
Less: Unamortized debt premium	(5,885)
Total debts payable, net	410,474
Less: current portion	(24,828)
Total long term debts payable, net	$385,646

13.    DEBTS PAYABLE AND SENIOR SECURED NOTES (Continued)

The following table presents the future obligations under debts payable as of December 31, 2024:

Future debt obligations (per year)
2025	$24,852
2026	357,139
2027	14,103
2028	2,176
2029	2,352
2030 and beyond	72,620
Total debt obligations	$473,242

Senior secured notes

On November 12, 2021, the Company completed a private placement offering of approximately $133,250 aggregate principal amount of 12.5% secured promissory notes at a premium price, resulting in approximately $147,000 of proceeds due December 2024, with a resulting yield-to-maturity of 9.8%. The notes were considered additional notes under the indenture governing the Company’s existing notes of $110,000 which were entered into on December 10, 2020.

On February 7, 2024, following the receipt of court and other required regulatory approvals, the Company completed  debt restructuring transactions contemplated by the Support Agreement entered into with the majority noteholders, pursuant to which: (i) all of the then outstanding secured notes were exchanged for an equivalent principal amount of new 13% senior secured notes due December 10, 2026 (the “13% Senior Notes" and such exchange, the “Exchange Transaction”); (ii) an additional $40,000 in gross cash proceeds was raised through the issuance of additional 13% Senior Notes in an aggregate principal amount of $50,000 (the “New Money Notes”) (subject to a 20% original issue discount) concurrent with the completion of the Exchange Transaction; (iii) as the offering of the New Money Notes was backstopped by one of the majority noteholders, such backstop party received a backstop premium on closing payable in the form of 5,948 Equity Shares (the “Backstop Shares”) in the Company; and (iv) holders of the 12.5% secured notes received 29,040 Equity Shares (the “New Shares”) in the Company. The Backstop Shares and New Shares had contractual restrictions on their ability to be sold for six months, applicable to 50% of the shares issued, which expired on August 7, 2024. The fair value of the shares was based on the share price on the CSE at the date of closing and a 28.6% discount rate attributed to the equity security-specific restrictions, resulting in a fair value of $94,302 at issuance. The Backstop Shares and New Shares met the criteria to be recorded as equity under ASC 815 and the fair value is included in the loss on extinguishment.

In accordance with debt extinguishment accounting rules outlined in ASC 470, the Company recorded a loss on extinguishment of $79,172 for the year ended December 31, 2024 in the consolidated statement of operations related to the restructuring of debt. In connection with the extinguishment in the aggregate amount of $243,894, the Company issued new debt in the principal amount of $293,250, including additional proceeds of $40,000, which was recorded at fair value of $268,764 and the Backstop Shares and New Shares issued on the closing date. On the closing date, the Company fully amortized the debt premium of $2,615 related to the 12.5% secured notes that was extinguished and recognized a debt discount of $24,486 related to the new 13% Senior Notes.

In addition, 23,046 Warrants (the “Anti-Dilutive Warrants”) were issued to all the existing shareholders of Ayr (excluding recipients of the New Shares and the Backstop Shares). The Anti-Dilutive Warrants are exercisable for an equal number of Equity Shares at a price of $2.12 per share until February 7, 2026.

The Anti-Dilutive Warrants are only exercisable by non-U.S. Persons and Accredited Investors in the U.S., as such terms are defined under U.S. securities laws. The Anti-Dilutive Warrants commenced trading on the CSE on February 14, 2024 under the ticker symbol AYR.WT.U. The Company evaluated the Warrants issued under ASC 480 and ASC 815. These Warrants do not have a redemption feature and are traded separately from our shares on the CSE exchange. They can be converted into shares, on a one-for-one conversion ratio, upon payment of a fixed exercise price. The Company determined that these Warrants are freestanding financial instruments that qualify for the scope exemption for being accounted as derivatives. The Company therefore concluded that the Warrants meet the criteria to be classified as equity and should be measured at fair value on the date of closing. No changes would be required to the measurement amount or the classification unless an event that requires a reclassification of the Warrants out of equity occurs.

13.    DEBTS PAYABLE AND SENIOR SECURED NOTES (Continued)

Senior secured notes (Continued)

Additionally, the Company incurred financing costs of $65,314 related to the restructuring, which includes Warrants issued to shareholders that had a fair value of $47,049 at issuance, which was calculated using a Black-Scholes model and included assumptions such as volatility of 104.3% and a risk-free rate of 4.4%. The financing costs are being amortized to interest expense over the term of the loan using the straight-line method, approximating the effective interest method.

The 13% Senior Notes require the Company to comply with customary covenants, including restrictions on the payment of dividends, repurchase of stock, incurrence of indebtedness, dispositions, and acquisitions. The 13% Senior Notes also contain customary events of default including non-payment of principal or interest; violations of covenants; bankruptcy; cross defaults to other debt; and material judgment defaults. The 13% Senior Notes are guaranteed by all the Company’s subsidiaries and are secured by substantially all the assets of the Company and its subsidiaries (subject to certain exceptions). No prepayment premium is required for prepayment.

The 13% Senior Notes also require the Company to comply with two financial covenants under the 13% Senior Notes. The Company shall maintain an amount of unrestricted cash balance of no less than $20,000, to be tested on the last day of each month, beginning on January 31, 2024. Additionally, commencing with the fiscal quarter ending September 30, 2024, the Company shall not permit the Consolidated Net Leverage Ratio (as defined in the Amended and Restated Indenture of the 13% Senior Notes) as of the end of any period of four (4) consecutive fiscal quarters ending on any date set forth below, as applicable, to be greater than the applicable leverage ratio set forth below:

Fiscal Quarter End	Consolidated Net Leverage Ratio
September 30, 2024	4.65:1.00
December 31, 2024	4.35:1.00
March 31, 2025	4.30:1.00
June 30, 2025	4.20:1.00
September 30, 2025	4.10:1.00
December 31, 2025	3.95:1.00
March 31, 2026	3.90:1.00
June 30, 2026	3.55:1.00
September 30, 2026	3.50:1.00

The Company has an equity cure right, through the new issuance of, or out of the net cash proceeds of, the sale of equity interests of the Company, for each of these financial covenants. The Company is in compliance with these covenants as of December 31, 2024.

As of December 31, 2024, the majority debt holders signed a written consent extending the post-closing covenant to use reasonable best efforts to raise $20,000 of equity by December 31, 2024 until March 31, 2025. The Company intends to continue using reasonable best efforts to pursue an equity raise in 2025.

Other debts payable

As part of business combinations and asset acquisitions, the Company issued and assumed notes with related and non-related parties. The related party notes are considered part of the purchase price to the former shareholders of the acquired businesses. As a result of the combinations and acquisitions, several of these individual shareholders are now considered related parties of the Company across various roles including directors, officers, and shareholders.

On March 24, 2023, the Company amended a loan agreement with a community bank and received additional total proceeds of $10,000, net of financing costs of $100, with an 8% annual interest rate payable monthly for the incremental proceeds.

13.    DEBTS PAYABLE AND SENIOR SECURED NOTES (Continued)

Other debts payable (Continued)

Pursuant to the agreement to acquire Tahoe Hydro, the Company issued a non-related party promissory note in the amount of $1,580 to the former member of Tahoe Hydro that is secured by all the assets of and a pledge of membership interests in Tahoe Hydro. The note matures four years from the closing date of April 7, 2023, with an annual interest rate of 8% with quarterly straight-line amortization and interest payments over the life of the loan.

On May 11, 2023, the Company reached an agreement to amend the terms of contingent consideration under the membership interest purchase agreements of GSD NJ LLC (“GSD”) and Sira Naturals, Inc. (“Sira”). The amendment for GSD settles the contingent consideration with total proceeds of $38,860, consisting of $10,000 in cash, promissory notes in an aggregate principal amount of $14,000, $10,925 in deferred cash, and $4,647 of Equity Shares. The $10,094, net of payments made of $831, in deferred cash is classified within accrued expenses on the balance sheet as of December 31, 2023. The deferred cash balance was paid in full subsequent to December 31, 2023. The $14,000 promissory notes are due December 2026 with monthly interest-only payments of 13.5% until May 2024 (with 1% monthly amortization thereafter). The number of Equity Shares was calculated based on a market price equal to $0.79 which represents 3,797 Equity Shares. The amendment for Sira represents a two-year deferral of the $27,500 of proceeds payable from the original May 2024 payment date, with an annual interest rate of 6.0% and 10% annual amortization payments. Refer to Note 15 for further details on the fair value loss recognized on the settlement of the contingent consideration.

In May 2023, the Company executed contingent agreements, securing a two-year deferral on principal or amortization payments of certain of its debt obligations, which included aggregate principal amount of approximately $69,000 of debt obligations, including contingent agreements with holders of approximately $60,500 aggregate principal amount of vendor take-back promissory notes. The effectiveness of the maturity and amortization deferrals was contingent on an extension of the Company’s Senior Secured Notes to December 10, 2026, or a later date (or an exchange of the Senior Secured Notes for a new series of notes with a maturity date of December 10, 2026 or a later date). The effectiveness of the maturity and amortization deferrals was contingent on the closing of the Senior Secured Note extension transaction which closed February 7, 2024, or in some cases the execution of an agreement by a requisite threshold of Senior Noteholders to extend the maturity date of the Senior Secured Notes by at least two years. As of December 31, 2023, the Company and its subsidiaries had approximately $116,063 of indebtedness in respect of the vendor take-back promissory notes, of which approximately $77,110 were subject to subordination agreements in favor of the Senior Secured Notes. On October 31, 2023, the Company entered into a Support Agreement with the Majority Noteholders of the Senior Secured Notes to extend the maturity date by two years.

The Company finalized the amendments for the debt, generally contingent on the closing of the transaction contemplated in the Support Agreement. The modification for these loans did not meet the requirement of a debt extinguishment under ASC 470-50 – Debt Modifications and Exchanges and no gain or loss was recognized as of December 31, 2023.

On July 7, 2023, the Company entered into a loan agreement to refinance and upsize an existing mortgage which was due to mature in May 2024. The loan agreement included total proceeds of $40,000, with an interest rate of 5-year Federal Home Loan Bank Rate plus 4%, which implies a current rate of 8.27% with interest-only payments for the first 18 months. The note extends the maturity of the existing mortgage to 10 years. Proceeds from the loan were used to pay down the Company’s existing mortgage of $25,219. Additionally, on March 26, 2024, the Company completed an $8,400 upsizing of its existing mortgage for the Gainesville cultivation facility, raising the principal amount to $48,400. These funds were utilized towards additional investments, as well as for general working capital needs. Aside from the upsizing, there were no modifications to the mortgage terms, including the interest rate or the maturity date set for 2033. The modification for this loan did not meet the requirement of a debt extinguishment under ASC 470 and no gain or loss was recognized.

13.    DEBTS PAYABLE AND SENIOR SECURED NOTES (Continued)

Other debts payable (Continued)

On October 31, 2023, the Company entered into an agreement with LivFree Wellness, LLC (“LivFree”) to amend certain terms of the promissory note dated May 24, 2019 (the “LivFree Note”) executed in connection with the Company’s acquisition of LivFree. The amendments to the LivFree Note provided, among other things, for a principal payment of $3,000, paid upon closing of the debt restructuring transactions on February 7, 2024, and a deferral of the maturity of the remaining $17,000 of principal and $5,530 of accrued payment-in-kind interest for a period of two years to May 24, 2026. In addition, the interest on the LivFree Note converted from payment-in-kind to monthly cash interest payments and the interest rate increased from 6.0% to 10.0%. The modification for this loan did not meet the requirement of a debt extinguishment under ASC 470 and no gain or loss was recognized.

On July 11, 2024, the Company issued a non-related party promissory note in the amount of $1,820 to the former member of NV Green that is secured by all the assets of and a pledge of membership interests in NV Green. The note matures three years from the closing date of July 2024 with an annual interest rate of 8% with quarterly straight-line amortization payments over the life of the loan.

Interest expense associated with related party debt payable for the years ended December 31, 2024 and 2023 was $9 and $83, respectively.